COMBINED STATEMENTS OF OPERATIONS (Footnotes) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating revenues from related party	$ 328,527,000	[1]	$ 310,245,000	[1]	$ 205,563,000	[1]
Operating revenue from affiliate			37,600,000		36,800,000
Operating and maintenance expense	55,276,000	[2],[3]	42,727,000	[2],[3]	38,709,000	[2],[3]
Selling, general and administrative expense	48,505,000	[2],[3]	35,574,000	[2],[3]	24,978,000	[2],[3]
Interest expense					4,100,000
AVC
Interest expense on capital lease	19,900,000		800,000
EQT and subsidiaries
Operating and maintenance expense	28,688,000	[4]	21,931,000	[4]	17,537,000	[4]
Selling, general and administrative expense	40,663,000	[4]	31,263,000	[4]	24,978,000	[4]
EQT Capital Corporation
Interest expense	$ 19,888,000		$ 843,000		$ 4,110,000

[1]	In December 2013, EQT completed the sale of Equitable Gas Company to PNG Companies LLC. For the years ended December 31, 2013 and 2012, Equitable Gas Company revenues reported as affiliate revenues were $37.6 million and $36.8 million, respectively.
[2]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.
[3]	Operating and maintenance expense included charges from EQT of $28.7 million, $21.9 million and $17.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. Selling, general and administrative expense included charges from EQT of $40.7 million, $31.3 million and $25.0 million for the years ended December 31, 2014, 2013 and 2012, respectively. See Note 4.
[4]	The expenses for which the Partnership reimburses EQT and its subsidiaries may not necessarily reflect the actual expenses that the Partnership would incur on a stand-alone basis and the Partnership is unable to estimate what those expenses would be on a stand-alone basis. These amounts include the recast impact of the NWV Gathering Acquisition, Jupiter Acquisition and Sunrise Merger as it represents the total amounts allocated to the Partnership by EQT for the periods presented.